                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4777
-------------------------------------------------------------------------------

                               MFS SERIES TRUST I
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                  Date of reporting period: November 30, 2006
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) STRATEGIC GROWTH FUND

11/30/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2006

ISSUER                                                                                         SHARES/PAR                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.5%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                             362,900            $   32,824,305
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                         501,000                32,329,529
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   65,153,834
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                                                   241,500            $   10,435,215
-----------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                   177,900                17,603,205
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   28,038,420
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                             199,000            $   20,664,160
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 6.5%
-----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                   324,600            $   23,046,600
-----------------------------------------------------------------------------------------------------------------------------------
Celgene Corp. (a)(l)                                                                              364,200                20,296,866
-----------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. (a)                                                                               209,700                17,142,975
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                                                 374,480                24,116,512
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. (a)                                                                         118,460                 7,808,883
-----------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)                                                                               170,400                11,657,064
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  104,068,900
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                          522,840            $   13,740,235
-----------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                 1,916,800                39,486,080
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   53,226,315
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 4.3%
-----------------------------------------------------------------------------------------------------------------------------------
Charles Schwab Corp.                                                                            1,313,400            $   24,087,756
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc., "A"                                                    47,900                25,655,240
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                         103,100                20,083,880
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   69,826,876
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 6.1%
-----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                                                   592,490            $   22,840,490
-----------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (a)                                                     241,100                19,664,116
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                1,166,500                29,454,125
-----------------------------------------------------------------------------------------------------------------------------------
Western Union Co. (a)                                                                           1,166,500                26,596,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   98,554,931
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                      737,000            $   35,427,590
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                         1,497,316            $   60,087,291
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                                                          299,400            $   27,448,992
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
eBay, Inc. (a)                                                                                    373,300            $   12,076,255
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                         505,700            $   32,910,956
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 8.1%
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                         1,300,900            $   23,390,182
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                     1,572,900                33,581,415
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                                                               1,738,500                35,882,640
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                  43,016                14,711,472
-----------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                                                 500,500                22,222,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  129,787,909
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                         58,694            $   20,722,446
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                     435,600                26,994,132
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   47,716,578
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                     545,200            $   23,868,856
-----------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. (a)                                                                         178,800                16,370,928
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   40,239,784
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                                            236,900            $   12,380,394
-----------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. (a)                                                                                  117,200                 8,157,120
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   20,537,514
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                                              64,000            $   31,034,880
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. (a)                                                                                  287,400                 7,756,926
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   38,791,806
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (a)                                                                         749,130            $   41,838,911
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                       161,600            $   15,513,600
-----------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                        661,900            $   23,523,926
-----------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                                444,300                27,604,359
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   51,128,285
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 5.1%
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                                                                 582,440            $   20,391,224
-----------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp. (a)(l)                                                                                799,600                20,965,512
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                   360,400                18,787,652
-----------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. (a)                                                                        583,900                21,761,953
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   81,906,341
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 5.9%
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                         1,935,400            $   52,023,552
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (a)                                                                        700,700                14,917,903
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                    430,700                15,759,313
-----------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (a)                                                                        88,500                12,286,455
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   94,987,223
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                               422,900            $   25,374,000
-----------------------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco, Inc. (a)                                                                  191,500                12,736,665
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                 309,400                21,187,712
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   59,298,377
-----------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                              570,700            $   33,511,504
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                            539,200                32,470,624
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   65,982,128
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. (a)                                                                       332,100            $   13,021,641
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.3%
-----------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                    260,700            $   30,392,406
-----------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                               835,600                22,192,953
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                 388,100                25,579,671
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                  214,980                38,847,484
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  117,012,514
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                                235,200            $   12,928,944
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                 589,200                17,770,272
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                     626,700                15,962,049
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   46,661,265
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                                              569,900            $   25,343,453
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (a)(l)                                                                  811,100            $   30,716,357
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                289,700            $   24,395,637
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $1,552,363,843
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., 8%, 2003(d)(z)                                              $   10,000,000            $            0
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE BONDS                                                                                            $            0
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.31%, dated 11/30/06, due 12/01/06, total to be received $36,005
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                             $       36,000            $       36,000
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.31%, due 12/01/06 (y)                                           $   55,856,000            $   55,856,000
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               17,718,962            $   17,718,962
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $1,625,974,805
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.1)%                                                                                 (17,104,012)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $1,608,870,793
-----------------------------------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(d) Non-income producing security - in default.
(k) As of November 30, 2006, the fund had one security that was fair valued, aggregating $0 and 0.00% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

                                  ACQUISITION        ACQUISITION                 CURRENT                 TOTAL % OF
RESTRICTED SECURITIES                 DATE               COST                  MARKET VALUE              NET ASSETS
------------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp.,
8%, 2003                            3/07/00           $8,000,000                  $0.00                    0.00%

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS STRATEGIC GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $1,507,293,282
                                                               ==============
Gross unrealized appreciation                                  $  153,101,407
Gross unrealized depreciation                                     (34,419,884)
                                                               --------------
      Net unrealized appreciation (depreciation)               $  118,681,523
                                                               ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) CORE EQUITY FUND

11/30/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Core Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2006

ISSUER                                                                                      SHARES/PAR                    VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           36,410                 $  3,293,285
-----------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                       20,610                    1,555,231
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                       27,720                    1,788,772
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,637,288
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                 36,760                 $  3,637,402
-----------------------------------------------------------------------------------------------------------------------------------
Under Armour, Inc. (a)                                                                          12,430                      583,216
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,220,618
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                           10,370                 $    764,995
-----------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                          18,370                    1,494,032
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,259,027
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                 33,490                 $  2,377,790
-----------------------------------------------------------------------------------------------------------------------------------
Celgene Corp. (a)                                                                               15,700                      874,961
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                                               12,310                      792,764
-----------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. (a)(l)                                                              59,830                      749,072
-----------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)(l)                                                                          20,550                    1,405,826
-----------------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc. (a)(l)                                                                          34,120                      868,013
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  7,068,426
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                120,330                 $  2,478,798
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                                           60,750                    2,278,733
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                 34,400                    1,136,920
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,894,451
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)(l)                                                           6,760                 $    690,264
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc., "A"                                                  1,931                    1,034,244
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                         4,780                      510,217
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                        7,310                    1,423,988
-----------------------------------------------------------------------------------------------------------------------------------
KBW, Inc. (a)                                                                                      890                       23,701
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Ltd. (l)                                                                                 41,920                    1,904,006
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc. (l)                                                                            24,850                    2,369,696
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  7,956,116
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
CheckFree Corp. (a)                                                                             13,350                 $    558,164
-----------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (a)                                                    9,430                      769,111
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                30,240                      763,560
-----------------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                           13,840                      633,872
-----------------------------------------------------------------------------------------------------------------------------------
Satyam Computer Services Ltd., ADR (l)                                                          18,880                      440,848
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,165,555
-----------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A" (a)                                                                  33,890                 $  1,365,089
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A" (a)                                                          18,160                      653,942
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,019,031
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    62,550                 $  3,006,779
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                         68,460                 $  2,747,300
-----------------------------------------------------------------------------------------------------------------------------------
CommVault Systems, Inc. (a)                                                                     22,870                      456,485
-----------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. (a)                                                                                44,040                    1,286,408
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                                61,600                    1,172,248
-----------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. (a)(l)                                                                     18,380                      716,820
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. (a)                                                                              49,390                    1,047,068
-----------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. (a)                                                                       186,520                    1,736,501
-----------------------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc. (a)                                                        15,400                      520,982
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,683,812
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                                                        23,140                 $  2,121,475
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                            149,170                    5,886,248
-----------------------------------------------------------------------------------------------------------------------------------
Rackable Systems, Inc. (a)(l)                                                                   24,420                      869,596
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  8,877,319
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                               16,840                 $    448,618
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp. (l)                                                                                 47,650                    1,367,079
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,815,697
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                             42,760                 $  1,395,686
-----------------------------------------------------------------------------------------------------------------------------------
Brink's Co.                                                                                      4,700                      263,858
-----------------------------------------------------------------------------------------------------------------------------------
eBay, Inc. (a)                                                                                  19,770                      639,560
-----------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                    36,440                    1,504,608
-----------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. (a)                                                               8,830                      605,473
-----------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. (a)                                                                     14,780                      645,147
-----------------------------------------------------------------------------------------------------------------------------------
Physicians Formula Holdings, Inc. (a)                                                            3,690                       67,527
-----------------------------------------------------------------------------------------------------------------------------------
PlanetOut, Inc. (a)(l)                                                                          36,080                      128,084
-----------------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co.                                                                          57,320                    2,835,620
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  8,085,563
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (a)                                                                        22,530                 $    464,118
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)                                                                        25,400                      480,060
-----------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp. (a)                                                               30,060                      322,544
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,266,722
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                                             7,850                 $    305,444
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                       51,740                    3,367,239
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                         35,890                    1,087,108
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,759,791
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc. (l)                                                                     46,180                 $    830,316
-----------------------------------------------------------------------------------------------------------------------------------
ASML Holding N.V. (a)(l)                                                                        31,320                      779,868
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                    191,020                    4,078,277
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                                                               91,130                    1,880,923
-----------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                                               39,490                    1,753,356
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,322,740
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                    14,210                 $    993,705
-----------------------------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                             13,320                      488,977
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                              17,790                    1,305,252
-----------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                             18,980                    1,338,659
-----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                      12,160                      612,134
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,738,727
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 5.4%
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                   45,320                 $  3,277,542
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                              118,282                    9,085,240
-----------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                      39,830                    2,002,254
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 14,365,036
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Diamond Foods, Inc.                                                                             76,687                 $  1,334,354
-----------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                             11,600                      649,020
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   13,619                      843,969
-----------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., "A"                                                                          41,030                      651,967
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,479,310
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       32,510                 $    935,313
-----------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                                      29,380                      630,495
-----------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                                 28,970                      992,512
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,558,320
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                              20,870                 $    615,665
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                             13,650                 $    448,130
-----------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                   10,090                      441,740
-----------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. (a)                                                                        4,840                      443,150
-----------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. (a)(l)                                                                7,380                      272,839
-----------------------------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. (a)(l)                                                                     10,860                      338,180
-----------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc. (l)                                                                        7,650                      520,506
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,464,545
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                      49,060                 $  1,368,283
-----------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                                              33,050                    1,091,972
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,460,255
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                        42,760                 $  2,098,661
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. (a)                                                                             15,610                    1,181,209
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,279,870
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.3%
-----------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                        13,370                 $    759,951
-----------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                     21,920                      967,549
-----------------------------------------------------------------------------------------------------------------------------------
Allied World Assurance Co.                                                                      28,800                    1,222,560
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                     35,130                    1,818,329
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                   41,630                    1,365,464
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                   29,480                    1,731,360
-----------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                   66,790                    3,460,390
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 11,325,603
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
CNET Networks, Inc. (a)(l)                                                                      69,020                 $    625,321
-----------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                                            3,300                    1,600,236
-----------------------------------------------------------------------------------------------------------------------------------
Move, Inc. (a)                                                                                  82,000                      454,280
-----------------------------------------------------------------------------------------------------------------------------------
Tencent Holdings Ltd.                                                                          165,000                      454,984
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,134,821
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (a)                                                                        9,400                 $    524,990
-----------------------------------------------------------------------------------------------------------------------------------
THQ, Inc. (a)(l)                                                                                15,400                      501,270
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,026,260
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                     30,120                 $  2,891,520
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                     18,220                    1,404,398
-----------------------------------------------------------------------------------------------------------------------------------
Gardner Denver, Inc. (a)                                                                        16,690                      638,226
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,934,144
-----------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 5.5%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                           92,054                 $  4,957,108
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                      68,810                    2,445,507
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                            89,370                    4,136,044
-----------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                              12,820                      906,246
-----------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                              19,340                    1,201,594
-----------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                            10,740                      876,921
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 14,523,420
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
AMICAS, Inc. (a)                                                                               102,760                 $    282,590
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                            9,010                      582,226
-----------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.                                                                               16,850                      797,005
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. (l)                                                             30,210                      755,250
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                   6,610                      326,534
-----------------------------------------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc. (a)                                                                 28,940                      993,510
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,737,115
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                                            25,490                 $    892,405
-----------------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. (a)(l)                                                             24,990                      473,810
-----------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)                                                                     99,230                    1,569,819
-----------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. (a)                                                                      19,950                      743,537
-----------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp. (a)(l)                                                                           40,350                      594,356
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,273,927
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                87,800                 $  1,665,648
-----------------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                                              10,730                      601,918
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,267,566
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                             84,440                 $  2,344,054
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                        112,660                 $  3,028,301
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (a)                                                                      60,270                    1,283,148
-----------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (a)                                                                      37,640                    1,204,480
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (a)                                                                      544,560                    1,170,804
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,686,733
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Cameron International Corp. (a)                                                                  7,040                 $    382,413
-----------------------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (a)                                                                    32,820                      794,572
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                             17,680                    1,060,800
-----------------------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco, Inc. (a)                                                                 6,060                      403,051
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                      8,890                      686,753
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,327,589
-----------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.1%
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            61,350                 $  3,602,472
-----------------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc. (l)                                                                      47,930                    1,666,047
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                     90,530                    3,595,852
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                      35,980                    2,051,939
-----------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp. (l)                                                          51,950                    2,066,052
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                       67,180                    3,079,531
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 16,061,893
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (a)(l)                                                              45,660                 $    468,015
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 5.4%
-----------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                  21,790                 $  2,540,278
-----------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                        96,500                    2,396,095
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 65,400                    3,504,786
-----------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                                         18,970                      514,277
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A" (l)                                                           12,000                      442,560
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                          102,020                    4,925,526
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 14,323,522
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
New York Times Co., "A" (l)                                                                     41,570                 $  1,003,500
-----------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                              12,550                 $    943,258
-----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                          17,080                      841,190
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,784,448
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Alesco Financial, Inc., REIT                                                                   146,100                 $  1,475,610
-----------------------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc., "A", REIT                                                                 22,090                    1,427,898
-----------------------------------------------------------------------------------------------------------------------------------
Macerich Co., REIT                                                                              16,900                    1,444,443
-----------------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc., REIT                                                                  30,300                    1,298,355
-----------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc., REIT                                                                     28,940                    1,431,372
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  7,077,678
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. (a)(l)                                                          30,120                 $  1,035,224
-----------------------------------------------------------------------------------------------------------------------------------
Texas Roadhouse, Inc., "A" (a)(l)                                                               49,770                      683,840
-----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                                9,420                      576,410
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,295,474
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
NuCO2, Inc. (a)(l)                                                                              57,730                 $  1,441,518
-----------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                   72,160                    4,502,784
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,944,302
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.                                                                        28,530                 $  1,015,668
-----------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                                           39,890                    1,206,274
-----------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. (a)(l)                                                                        27,490                      652,888
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                               71,500                    2,156,440
-----------------------------------------------------------------------------------------------------------------------------------
PetSmart, Inc.                                                                                  35,350                    1,045,653
-----------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. (a)(l)                                                                   32,550                      725,214
-----------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc. (l)                                                                       12,510                      396,817
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  7,198,954
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp. (a)                                                                118,750                 $  1,027,188
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., "B"                                                                28,750                    1,762,121
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,789,309
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                      81,850                 $  2,775,534
-----------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                                 53,600                    2,579,993
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,355,527
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                              97,080                 $  8,175,107
-----------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                      9,450                 $  1,090,814
-----------------------------------------------------------------------------------------------------------------------------------
UTi Worldwide, Inc.                                                                             63,670                    1,897,366
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,988,180
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. (a)                                                                            32,700                 $    530,067
-----------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                10,100                      692,961
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc. (l)                                                                     5,440                      439,226
-----------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                               38,390                    1,217,731
-----------------------------------------------------------------------------------------------------------------------------------
Edison International                                                                            14,610                      671,768
-----------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                   17,000                    1,552,440
-----------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                 30,760                    1,639,508
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)(l)                                                                         25,310                    1,440,645
-----------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                            8,000                      537,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  8,722,096
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                  $261,769,900
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5.31%, due 12/01/06 (y)                                              $ 2,089,000                 $  2,089,000
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 10.3%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                            27,091,944                 $ 27,091,945
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                    $290,950,845
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (10.3)%                                                                                (27,204,641)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                  $263,746,204
-----------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt
REIT      Real Estate Investment Trust

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CORE EQUITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $262,800,947
                                                                 ============
Gross unrealized appreciation                                    $ 31,532,611
Gross unrealized depreciation                                      (3,382,713)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 28,149,898
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) CORE GROWTH FUND

11/30/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Core Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2006

ISSUER                                                                                      SHARES/PAR                    VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.3%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                     126,500                 $ 11,199,045
-----------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                      159,600                   12,043,416
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                      157,400                   10,157,022
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 33,399,483
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                         136,500                 $  2,144,415
-----------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                     228,600                 $  4,388,436
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                                                209,500                 $  9,052,495
-----------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                138,200                   13,674,890
-----------------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                                                       46,300                    2,283,979
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 25,011,364
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                           70,900                 $  7,362,256
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                198,540                 $ 14,096,340
-----------------------------------------------------------------------------------------------------------------------------------
Celgene Corp. (a)                                                                              149,000                    8,303,770
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                                              184,030                   11,851,532
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 34,251,642
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                773,000                 $ 15,923,800
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc. (l)                                                                          413,900                    8,335,946
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 24,259,746
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
Charles Schwab Corp.                                                                           388,600                 $  7,126,924
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc., "A"                                                  8,800                    4,713,280
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                       14,200                    2,766,160
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                         154,900                    6,231,627
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                       79,600                    6,959,428
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                  75,800                    5,772,928
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 33,570,347
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 5.9%
-----------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                            183,500                 $  6,183,950
-----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                                                277,800                   10,709,190
-----------------------------------------------------------------------------------------------------------------------------------
CheckFree Corp. (a)                                                                             96,600                    4,038,846
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                                                   150,700                    6,012,930
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                               701,900                   17,722,975
-----------------------------------------------------------------------------------------------------------------------------------
Western Union Co.                                                                              191,800                    4,373,040
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 49,040,931
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                   247,900                 $ 11,916,553
-----------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                     24,200                    4,257,875
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 16,174,428
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.5%
-----------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                        385,500                 $ 15,470,115
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                558,800                   16,389,604
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                               709,000                   13,492,270
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 45,351,989
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                                                       146,000                 $ 13,385,280
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc. (a)                                                                                 165,600                    4,510,944
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                            251,800                    9,936,028
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 27,832,252
-----------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                   12,800                 $  1,247,360
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.9%
-----------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                           99,400                 $  6,465,970
-----------------------------------------------------------------------------------------------------------------------------------
eBay, Inc. (a)                                                                                 287,000                    9,284,450
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                           262,000                   16,450,980
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 32,201,400
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                                   59,800                 $  4,372,576
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                           516,100                   18,208,008
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                      108,100                    7,035,148
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 29,615,732
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.6%
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc. (l)                                                                    383,200                 $  6,889,936
-----------------------------------------------------------------------------------------------------------------------------------
ASML Holding N.V. (a)(l)                                                                       132,600                    3,301,740
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                    595,700                   12,718,195
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                                                              426,700                    8,807,088
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                                      60,200                    2,053,422
-----------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                9,100                    2,169,755
-----------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                                               45,000                    1,998,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 37,938,136
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                             114,900                 $  8,430,213
-----------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                               186,500                    9,436,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 17,867,113
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                                   44,500                 $  2,083,935
-----------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                      28,447                   10,043,470
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                  131,220                    8,131,703
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 20,259,108
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                      105,000                 $  3,020,850
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                                    29,300                 $  2,305,910
-----------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                  262,400                   11,487,872
-----------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. (a)                                                                       56,700                    5,191,452
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (l)                                                               110,200                    4,677,990
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 23,663,224
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. (a)                                                                                22,460                 $  1,563,216
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                   143,260                    8,321,973
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,885,189
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. (a)                                                                             68,200                 $  5,160,694
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                             116,000                 $  8,157,120
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                                           31,545                 $ 15,296,801
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. (a)                                                                               105,500                    2,847,445
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 18,144,246
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (a)                                                                      211,230                 $ 11,797,196
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                    119,200                 $ 11,443,200
-----------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                            85,500                 $  3,956,940
-----------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                              97,000                    6,026,610
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,983,550
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.                                                                              176,200                 $  8,334,260
-----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc. (a)                                                                                55,500                    2,953,155
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 11,287,415
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 7.3%
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                                           117,600                 $  4,117,176
-----------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                     174,200                    7,793,708
-----------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                                    56,600                    2,140,046
-----------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                   132,800                    4,240,304
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                341,860                   17,821,162
-----------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. (a)                                                                     286,800                   10,689,036
-----------------------------------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                                  126,300                    6,549,918
-----------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. (a)                                                                      167,600                    7,345,908
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 60,697,258
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                        841,700                 $ 22,624,896
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                 171,360                    6,270,062
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 28,894,958
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                     55,500                 $  4,287,375
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                              211,500                   14,483,520
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 18,770,895
-----------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                           176,680                 $ 10,374,650
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                    110,400                    4,385,088
-----------------------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                                   39,100                    2,716,668
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                       86,200                    3,951,408
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                         150,749                    9,065,575
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 30,493,389
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                                                  522,250                 $  6,846,698
-----------------------------------------------------------------------------------------------------------------------------------
Seagate Technology LLC (l)                                                                     131,100                    3,377,136
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 10,223,834
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.6%
-----------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                  65,000                 $  7,577,700
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              151,820                   10,006,456
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                82,600                   14,926,050
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                          118,200                    5,706,696
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 38,216,902
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                                          79,600                 $  5,305,340
-----------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                              80,600                 $  6,057,896
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                               74,900                 $  4,583,131
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Bunge Ltd.                                                                                     154,100                 $ 10,864,050
-----------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                   33,800                    2,109,120
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 12,973,170
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
GameStop Corp., "A" (a)(l)                                                                      40,500                 $  2,270,025
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                              275,200                    8,300,032
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                  317,400                    8,084,178
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 18,654,235
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                                           239,400                 $ 10,646,118
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                              72,200                 $  6,079,962
-----------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                     17,360                 $  2,003,865
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                  $808,059,775
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.31%, dated 11/30/06, due 12/1/06, total to be received
$25,382,743 (secured by various U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in a jointly traded account)                                    $25,379,000                 $ 25,379,000
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                            25,106,779                 $ 25,106,779
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                    $858,545,554
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.4)%                                                                                 (28,479,970)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                  $830,065,584
-----------------------------------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:
ADR     American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CORE GROWTH FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $821,263,421
                                                                  ============
Gross unrealized appreciation                                     $ 50,233,455
Gross unrealized depreciation                                      (12,951,322)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 37,282,133
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) NEW DISCOVERY FUND

11/30/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS New Discovery Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2006

ISSUER                                                                                       SHARES/PAR                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.1%
-----------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Castle Brands, Inc. (a)                                                                         211,270               $  1,240,155
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Carter's, Inc. (a)(l)                                                                           258,780               $   7,131,977
-----------------------------------------------------------------------------------------------------------------------------------
Volcom, Inc. (a)(l)                                                                             128,750                   4,172,788
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  11,304,765
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc. (a)(l)                                                                    436,020               $   5,223,520
-----------------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. (a)                                                                             166,360                   8,108,386
-----------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)(l)                                                                          244,450                  16,722,824
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  30,054,730
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc. (a)                                                                  359,580               $   5,177,952
-----------------------------------------------------------------------------------------------------------------------------------
Thomas Weisel Partners Group LLC (a)(l)                                                         251,370                   5,359,208
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  10,537,160
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 7.6%
-----------------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. (a)(l)                                                   178,723               $   6,569,857
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (l)                                                               125,760                  11,899,411
-----------------------------------------------------------------------------------------------------------------------------------
CoStar Group, Inc. (a)(l)                                                                       251,350                  12,394,068
-----------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. (a)(l)                                                                             93,630                   7,145,842
-----------------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                           147,480                   6,754,584
-----------------------------------------------------------------------------------------------------------------------------------
LoopNet, Inc. (a)                                                                               229,290                   3,301,776
-----------------------------------------------------------------------------------------------------------------------------------
TALX Corp. (l)                                                                                  322,720                   8,051,864
-----------------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (a)(l)                                                            307,000                   7,401,770
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  63,519,172
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co. (a)                                                                           415,720               $   8,285,300
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.6%
-----------------------------------------------------------------------------------------------------------------------------------
CommVault Systems, Inc. (a)                                                                     313,930               $   6,266,043
-----------------------------------------------------------------------------------------------------------------------------------
Opsware, Inc. (a)(l)                                                                          1,230,420                  10,778,479
-----------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. (a)                                                                      1,230,530                  11,456,234
-----------------------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc. (a)                                                        418,585                  14,160,730
-----------------------------------------------------------------------------------------------------------------------------------
Witness Systems, Inc. (a)(l)                                                                    221,050                   4,197,739
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  46,859,225
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Netlist, Inc. (a)                                                                               181,660               $   1,271,620
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
M.D.C. Holdings, Inc. (l)                                                                       141,230               $   8,068,470
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 6.0%
-----------------------------------------------------------------------------------------------------------------------------------
Central Garden & Pet Co. (a)                                                                    187,515               $   9,788,283
-----------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. (a)(l)                                                           141,780                   9,721,855
-----------------------------------------------------------------------------------------------------------------------------------
Knot, Inc. (a)(l)                                                                               174,480                   4,810,414
-----------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. (a)                                                                      99,130                   4,327,024
-----------------------------------------------------------------------------------------------------------------------------------
New Oriental Educational & Technology Group, ADR (a)                                            286,460                   9,140,939
-----------------------------------------------------------------------------------------------------------------------------------
PlanetOut, Inc. (a)(l)                                                                          399,680                   1,418,864
-----------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc. (l)                                                                     100,570                  11,067,728
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  50,275,107
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                                            399,480               $  15,543,767
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 8.4%
-----------------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                                              6,660,090               $  15,711,681
-----------------------------------------------------------------------------------------------------------------------------------
Cree, Inc. (a)(l)                                                                               374,190                   7,405,220
-----------------------------------------------------------------------------------------------------------------------------------
Entegris, Inc. (a)(l)                                                                           965,066                  10,287,604
-----------------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc. (a)                                                                            195,470                   7,302,759
-----------------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. (a)                                                                     157,471                   6,152,392
-----------------------------------------------------------------------------------------------------------------------------------
Intersil Corp., "A"                                                                             322,050                   7,977,179
-----------------------------------------------------------------------------------------------------------------------------------
Kronos, Inc. (a)                                                                                166,190                   5,859,859
-----------------------------------------------------------------------------------------------------------------------------------
NetLogic Microsystems, Inc. (a)                                                                 229,870                   4,903,127
-----------------------------------------------------------------------------------------------------------------------------------
Volterra Semiconductor Corp. (a)(l)                                                             240,830                   4,082,068
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  69,681,889
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
EXCO Resources, Inc. (a)(l)                                                                     576,770               $   8,466,984
-----------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp. (a)(l)                                                                         184,540                   6,558,552
-----------------------------------------------------------------------------------------------------------------------------------
Goodrich Petroleum Corp. (a)(l)                                                                 195,780                   8,606,489
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  23,632,025
-----------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
InfraSource Services, Inc. (a)                                                                  397,260               $   8,584,789
-----------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. (a)(l)                                                                    462,000                   8,468,460
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  17,053,249
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Diamond Foods, Inc.                                                                             351,099               $   6,109,123
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc.                                                                 107,600               $   5,018,464
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. (a)(l)                                                                     307,190               $   9,565,897
-----------------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc. (a)(l)                                                                     277,190                   9,640,668
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  19,206,565
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc. (l)                                                                          242,100               $   7,998,984
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
CNET Networks, Inc. (a)(l)                                                                      900,780               $   8,161,067
-----------------------------------------------------------------------------------------------------------------------------------
Move, Inc. (a)(l)                                                                               841,450                   4,661,633
-----------------------------------------------------------------------------------------------------------------------------------
Vocus, Inc. (a)(l)                                                                              130,519                   2,115,713
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  14,938,413
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Activision, Inc. (a)(l)                                                                         609,500               $  10,391,975
-----------------------------------------------------------------------------------------------------------------------------------
THQ, Inc. (a)(l)                                                                                305,574                   9,946,434
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  20,338,409
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Ritchie Bros. Auctioneers, Inc.                                                                 160,360               $   8,672,269
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 4.7%
-----------------------------------------------------------------------------------------------------------------------------------
AMICAS, Inc. (a)                                                                                583,950               $   1,605,862
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. (l)                                                             353,560                   8,839,000
-----------------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. (a)                                                                     99,685                   8,438,335
-----------------------------------------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc. (a)                                                                 322,860                  11,083,784
-----------------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc. (a)                                                                            133,460                   4,302,750
-----------------------------------------------------------------------------------------------------------------------------------
WebMD Health Corp. (a)(l)                                                                       144,950                   5,295,024
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  39,564,755
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 10.7%
-----------------------------------------------------------------------------------------------------------------------------------
ABIOMED, Inc. (a)                                                                                66,300               $     840,021
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                                            419,000                  14,669,190
-----------------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. (a)(l)                                                             657,130                  12,459,185
-----------------------------------------------------------------------------------------------------------------------------------
AtriCure, Inc. (a)                                                                              324,760                   3,247,600
-----------------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc. (a)(l)                                                                          548,990                  12,588,341
-----------------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc. (a)(l)                                                                         488,900                  11,929,160
-----------------------------------------------------------------------------------------------------------------------------------
Dexcom, Inc. (a)(l)                                                                             343,880                   3,872,089
-----------------------------------------------------------------------------------------------------------------------------------
FoxHollow Technologies, Inc. (a)                                                                143,300                   3,796,017
-----------------------------------------------------------------------------------------------------------------------------------
Mindray Medical International Ltd., ADR (a)                                                     222,820                   5,347,680
-----------------------------------------------------------------------------------------------------------------------------------
NxStage Medical, Inc. (a)                                                                        55,979                     499,892
-----------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp. (a)(l)                                                                           823,120                  12,124,558
-----------------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. (a)(l)                                                            193,830                   8,158,305
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  89,532,038
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (a)                                                                      875,824               $  28,026,368
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 4.6%
-----------------------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (a)                                                                    501,110               $  12,131,873
-----------------------------------------------------------------------------------------------------------------------------------
Natural Gas Services Group, Inc. (a)(l)                                                         254,200                   3,983,314
-----------------------------------------------------------------------------------------------------------------------------------
North American Energy Partners, Inc. (a)                                                        628,120                  10,690,602
-----------------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. (a)                                                        110,350                   6,946,532
-----------------------------------------------------------------------------------------------------------------------------------
Venoco, Inc. (a)                                                                                246,250                   4,368,475
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  38,120,796
-----------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.5%
-----------------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc. (l)                                                                      204,660               $   7,113,982
-----------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp. (l)                                                          354,950                  14,116,361
-----------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc. (l)                                                            505,950                   8,176,152
-----------------------------------------------------------------------------------------------------------------------------------
Signature Bank (a)                                                                              257,620                   8,285,059
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  37,691,554
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (a)(l)                                                            1,239,899               $  12,708,965
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                                         310,810               $   8,426,059
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A" (l)                                                           318,680                  11,752,918
-----------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Ltd., "A" (a)                                                                   305,020                   4,212,326
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  24,391,303
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Morningstar, Inc. (a)(l)                                                                         89,226               $   3,997,325
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Alesco Financial, Inc., REIT                                                                    543,340               $   5,487,734
-----------------------------------------------------------------------------------------------------------------------------------
Global Signal, Inc., REIT                                                                       108,660                   6,033,890
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  11,521,624
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., "A" (a)(l)                                                        103,820               $   6,016,369
-----------------------------------------------------------------------------------------------------------------------------------
Peet's Coffee & Tea, Inc. (a)(l)                                                                134,240                   3,416,408
-----------------------------------------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. (a)(l)                                                          399,340                  13,725,316
-----------------------------------------------------------------------------------------------------------------------------------
Texas Roadhouse, Inc., "A" (a)(l)                                                               822,530                  11,301,562
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  34,459,655
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Innophos Holdings, Inc. (a)                                                                     347,895               $   4,748,767
-----------------------------------------------------------------------------------------------------------------------------------
NuCO2, Inc. (a)                                                                                 145,370                   3,629,889
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   8,378,656
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 6.7%
-----------------------------------------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc. (a)(l)                                                           270,290               $   5,759,880
-----------------------------------------------------------------------------------------------------------------------------------
CarMax, Inc. (a)(l)                                                                             128,300                   5,919,762
-----------------------------------------------------------------------------------------------------------------------------------
Citi Trends, Inc. (a)(l)                                                                        154,210                   6,825,335
-----------------------------------------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. (a)(l)                                                              131,830                   7,071,361
-----------------------------------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. (a)(l)                                                             255,990                   8,068,805
-----------------------------------------------------------------------------------------------------------------------------------
Monro Muffler Brake, Inc. (l)                                                                   161,980                   6,041,854
-----------------------------------------------------------------------------------------------------------------------------------
Susser Holdings Corp. (a)                                                                       236,030                   4,685,195
-----------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. (a)(l)                                                                   531,890                  11,850,509
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  56,222,701
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc. (a)(l)                                                           2,066,630               $  11,035,804
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                 $ 835,260,405
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.31%, due 12/01/06 (y)                                           $  1,688,000               $   1,688,000
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 19.0%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                            158,444,406               $ 158,444,406
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                   $ 995,392,811
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (19.3)%                                                                               (161,154,437)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                 $ 834,238,374
-----------------------------------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt
REIT      Real Estate Investment Trust

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW DISCOVERY FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $927,112,336
                                                                 ============
Gross unrealized appreciation                                    $106,251,569
Gross unrealized depreciation                                     (37,971,094)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 68,280,475
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) RESEARCH INTERNATIONAL FUND

11/30/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Research International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2006

ISSUER                                                                                       SHARES/PAR                   VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.3%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Finmeccanica S.p.A. (l)                                                                       1,225,970              $   30,423,401
-----------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                    2,123,900              $   40,772,527
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.,"C"                                                                 1,716,340                   9,324,765
-----------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                                           82,270                  18,224,043
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   68,321,335
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Adidas AG                                                                                       709,941              $   34,979,645
-----------------------------------------------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                                                8,980,000                  26,089,718
-----------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                       312,910                  32,459,974
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   93,529,337
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 4.5%
-----------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                                     768,020              $   42,389,545
-----------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                  544,752                  61,894,287
-----------------------------------------------------------------------------------------------------------------------------------
Honda Motor Co. Ltd.                                                                          1,141,000                  40,413,805
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                              504,100                  30,571,310
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  175,268,947
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)                                                                               241,050              $   42,995,063
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (l)                                                                 844,590              $   20,130,013
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                        676,030                  17,766,068
-----------------------------------------------------------------------------------------------------------------------------------
Nippon Television Network Corp.                                                                 166,210                  22,256,101
-----------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                 5,410,400                  71,795,043
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  131,947,225
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
EFG International (a)                                                                           632,160              $   23,743,594
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Corp.                                                                              1,402,900              $   26,178,256
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
Bayer AG                                                                                      1,506,800              $   77,715,380
-----------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                     296,164                  52,108,648
-----------------------------------------------------------------------------------------------------------------------------------
Umicore                                                                                         204,630                  30,770,328
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  160,594,356
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Capgemini S.A. (l)                                                                              449,440              $   27,402,191
-----------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                      547,670              $   52,147,507
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR (a)                                                                     531,416              $   17,292,277
-----------------------------------------------------------------------------------------------------------------------------------
CRH PLC                                                                                       1,002,210                  37,775,303
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   55,067,580
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Kao Corp. (l)                                                                                 1,448,000              $   39,028,638
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                    1,883,010                   7,830,113
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                           718,470                  31,949,389
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   78,808,140
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A. (l)                                                                     445,313              $   48,230,314
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.0%
-----------------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                                              2,936,233              $    6,926,807
-----------------------------------------------------------------------------------------------------------------------------------
ASML Holding N.V. (a)                                                                           390,200                   9,698,109
-----------------------------------------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc.                                                                 1,824,500                  26,479,720
-----------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                               122,200                  29,136,711
-----------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd. (l)                                                              528,000                  11,471,815
-----------------------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V                                                                 1,100,260                  40,946,239
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                     81,701                  56,087,844
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                                   7,556,508                  15,297,520
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  196,044,765
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Norsk Hydro A.S.A. (l)                                                                          930,450              $   23,047,400
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 6.8%
-----------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                                   145,220              $   13,672,463
-----------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC, "A"                                                                    2,813,850                  99,571,434
-----------------------------------------------------------------------------------------------------------------------------------
Sasol Ltd.                                                                                      394,190                  13,851,035
-----------------------------------------------------------------------------------------------------------------------------------
Statoil A.S.A. (l)                                                                            1,690,380                  46,950,424
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A. (l)                                                                                1,331,280                  94,448,669
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  268,494,025
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                      243,685              $   86,035,185
-----------------------------------------------------------------------------------------------------------------------------------
Nong Shim Co. Ltd. (a)                                                                           40,952                  12,029,801
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   98,064,986
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Sundrug Co. Ltd.                                                                                625,700              $   13,864,805
-----------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                     4,895,079                  37,650,901
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   51,515,706
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Votorantim Celulose e Papel S.A., ADR (l)                                                       320,773              $    6,383,383
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.8%
-----------------------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A. (l)                                                             1,186,600              $   51,736,755
-----------------------------------------------------------------------------------------------------------------------------------
AXA (l)                                                                                       1,801,100                  68,244,997
-----------------------------------------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                                           353,547                  30,187,679
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  150,169,431
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Universo Online S.A., IPS (a)                                                                 1,571,600              $    9,377,262
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Capcom Co. Ltd. (l)                                                                             894,900              $   15,887,171
-----------------------------------------------------------------------------------------------------------------------------------
Konami Corp. (l)                                                                                894,100                  25,721,161
-----------------------------------------------------------------------------------------------------------------------------------
NAMCO BANDAI Holdings, Inc.                                                                   1,583,200                  23,989,744
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   65,598,076
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                      504,200              $   45,953,177
-----------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 15.0%
-----------------------------------------------------------------------------------------------------------------------------------
Barclays PLC                                                                                  4,929,180              $   65,942,305
-----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas (l)                                                                                 704,053                  75,880,445
-----------------------------------------------------------------------------------------------------------------------------------
BOC Hong Kong Holdings Ltd.                                                                  20,135,500                  48,508,362
-----------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (l)                                                                      1,174,801                  49,759,259
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Postbank AG                                                                            314,420                  26,393,215
-----------------------------------------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                                                  406,238                  29,606,642
-----------------------------------------------------------------------------------------------------------------------------------
Industrial & Commercial Bank of China (a)                                                    17,604,080                   8,916,495
-----------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                                            4,489                  57,394,670
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                              2,012,971                  72,893,442
-----------------------------------------------------------------------------------------------------------------------------------
Standard Chartered PLC                                                                          945,220                  27,111,248
-----------------------------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                                                             5,665                  59,706,276
-----------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, "A" (l)                                                               752,200                  20,276,117
-----------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (l)                                                                5,700,760                  49,228,213
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  591,616,689
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                              4,074,670              $   77,300,280
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A., ADR (l)                                                    426,260                  12,711,073
-----------------------------------------------------------------------------------------------------------------------------------
POSCO                                                                                           127,420                  40,035,121
-----------------------------------------------------------------------------------------------------------------------------------
TMK OAO, GDR (a)(z)                                                                             152,560                   4,500,520
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  134,546,994
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Gaz de France (l)                                                                               381,771              $   16,488,741
-----------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. (l)                                                                        5,544,390                  27,493,239
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   43,981,980
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, ADR                                                                                308,380              $   14,401,346
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Saipem S.p.A                                                                                    568,620              $   14,348,050
-----------------------------------------------------------------------------------------------------------------------------------
Vallourec S.A. (l)                                                                               29,910                   8,036,211
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   22,384,261
-----------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 9.7%
-----------------------------------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                                  1,578,600              $   30,888,765
-----------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S                                                                                  5,180,207                  29,016,280
-----------------------------------------------------------------------------------------------------------------------------------
Banco Nossa Caixa S.A                                                                           453,970                  10,553,437
-----------------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                  4,959,300                  18,099,131
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Cyprus Public Co. Ltd.                                                                1,024,416                  13,273,399
-----------------------------------------------------------------------------------------------------------------------------------
CSU Cardsystem S.A. (a)                                                                       1,451,630                   7,956,436
-----------------------------------------------------------------------------------------------------------------------------------
Hana Financial Group, Inc.                                                                      495,530                  25,327,030
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                             3,884,346                  71,627,874
-----------------------------------------------------------------------------------------------------------------------------------
ORIX Corp. (l)                                                                                   64,880                  17,767,664
-----------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                              266,510                  20,654,525
-----------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                             3,825,000                  22,668,135
-----------------------------------------------------------------------------------------------------------------------------------
SinoPac Holdings                                                                             29,525,000                  15,832,445
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                        1,321,446                  79,467,644
-----------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                227,050                  19,224,324
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  382,357,089
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.6%
-----------------------------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                         1,166,200              $   50,978,118
-----------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                           4,489,680                 119,242,768
-----------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                     434,200                  25,314,139
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                358,470                  64,776,525
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  260,311,550
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd. (l)                                                                      2,917,000              $   34,473,293
-----------------------------------------------------------------------------------------------------------------------------------
Linde AG                                                                                        391,700                  38,604,247
-----------------------------------------------------------------------------------------------------------------------------------
Lonza Group AG                                                                                  286,110                  23,904,191
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   96,981,731
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                                                       512,410              $    5,376,835
-----------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                        852,720                  29,839,241
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   35,216,076
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                                            253,830              $   11,287,820
-----------------------------------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                                        3,576                  23,911,053
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., "B"                                                                421,070                  25,807,873
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   61,006,746
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.8%
-----------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A. (l)                                                                       1,324,860              $   34,402,739
-----------------------------------------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.                                                          218,960                  10,870,668
-----------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                            12,868,900                  24,064,170
-----------------------------------------------------------------------------------------------------------------------------------
Telenor A.S.A. (l)                                                                            2,586,560                  44,428,535
-----------------------------------------------------------------------------------------------------------------------------------
TELUS Corp.                                                                                     737,250                  36,177,948
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  149,944,060
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                          539,560              $   24,038,560
-----------------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                         622,380                  79,949,397
-----------------------------------------------------------------------------------------------------------------------------------
Equatorial Energia S.A., IEU (a)                                                              1,682,310                  13,578,311
-----------------------------------------------------------------------------------------------------------------------------------
SUEZ S.A. (l)                                                                                   591,568                  28,410,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  145,976,818
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $3,868,030,797
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5.31%, due 12/01/06 (y)                                              $ 27,551,000              $   27,551,000
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 11.0%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                            431,093,469              $  431,093,469
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $4,326,675,266
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (10.0)%                                                                               (392,361,052)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $3,934,314,214
-----------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of November 30, 2006, the fund had one security that was fair valued, aggregating $4,500,520 and 0.10% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                     ACQUISITION                   ACQUISITION             CURRENT               TOTAL % OF
RESTRICTED SECURITIES                   DATE                          COST               MARKET VALUE            NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

TMK OAO, GDR                          10/31/06                     $3,322,359             $4,500,520                0.1%

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt
IEU      International Equity Unit
IPS      International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH INTERNATIONAL FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $3,729,496,306
                                                                ==============
Gross unrealized appreciation                                   $  621,840,542
Gross unrealized depreciation                                      (24,661,582)
                                                                --------------
      Net unrealized appreciation (depreciation)                $  597,178,960
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of November 30, 2006, are as follows:

-------------------------------------
United Kingdom                  19.1%
-------------------------------------
Japan                           17.2%
-------------------------------------
France                          12.8%
-------------------------------------
Switzerland                     10.9%
-------------------------------------
Germany                         10.5%
-------------------------------------
Italy                            3.7%
-------------------------------------
South Korea                      3.4%
-------------------------------------
Norway                           2.9%
-------------------------------------
Brazil                           2.4%
-------------------------------------
Others                          17.1%
-------------------------------------

MFS(R) TECHNOLOGY FUND

11/30/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Technology Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2006

ISSUER                                                                                      SHARES/PAR                    VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.2%
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 12.0%
-----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                                                 48,010                 $  1,850,786
-----------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (a)                                                   22,810                    1,860,384
-----------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. (a)(l)                                                                            40,110                    3,061,195
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                               169,950                    4,291,237
-----------------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                           44,930                    2,057,794
-----------------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (a)(l)                                                            73,910                    1,781,970
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 14,903,366
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 17.6%
-----------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                         89,840                 $  3,605,279
-----------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. (a)                                                                               140,210                    4,095,534
-----------------------------------------------------------------------------------------------------------------------------------
MSC.Software Corp. (a)                                                                          82,499                    1,240,785
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                               161,858                    3,080,158
-----------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. (a)                                                                        71,490                    2,788,110
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. (a)                                                                             143,891                    3,050,489
-----------------------------------------------------------------------------------------------------------------------------------
Taleo Corp., "A" (a)                                                                            50,380                      653,932
-----------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. (a)                                                                       364,850                    3,396,754
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 21,911,041
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 6.4%
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                                                        16,690                 $  1,530,139
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc. (a)                                                                                  56,780                    1,546,687
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                             88,340                    3,485,896
-----------------------------------------------------------------------------------------------------------------------------------
Rackable Systems, Inc. (a)(l)                                                                   37,400                    1,331,814
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  7,894,536
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. (a)                                                               8,800                 $    603,416
-----------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. (a)                                                                     27,600                    1,204,740
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,808,156
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 24.7%
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc. (l)                                                                    270,960                 $  4,871,861
-----------------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc. (a)                                                                            33,000                    1,232,880
-----------------------------------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. (a)                                                                 40,100                      955,583
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                    339,480                    7,247,898
-----------------------------------------------------------------------------------------------------------------------------------
Intersil Corp., "A"                                                                             49,770                    1,232,803
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                                                              186,130                    3,841,723
-----------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd. (l)                                                                           13,800                    3,290,398
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                5,158                    1,764,036
-----------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                                              100,830                    4,476,852
-----------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. (a)                                                                              68,620                    1,753,241
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 30,667,275
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET - 8.7%
-----------------------------------------------------------------------------------------------------------------------------------
Baidu.com, Inc., ADR (a)(l)                                                                     28,350                 $  3,282,363
-----------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                                            8,090                    3,923,003
-----------------------------------------------------------------------------------------------------------------------------------
NHN Corp.                                                                                       22,754                    2,583,039
-----------------------------------------------------------------------------------------------------------------------------------
Tencent Holdings Ltd.                                                                          390,000                    1,075,416
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 10,863,821
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 4.2%
-----------------------------------------------------------------------------------------------------------------------------------
Activision, Inc. (a)                                                                            60,570                 $  1,032,718
-----------------------------------------------------------------------------------------------------------------------------------
Capcom Co. Ltd. (l)                                                                             94,100                    1,670,559
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (a)                                                                       20,230                    1,129,845
-----------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. (a)(l)                                                      81,060                    1,407,202
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,240,324
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 9.6%
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                        263,003                 $  7,069,521
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (a)(l)                                                                   87,980                    1,873,094
-----------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (a)                                                                      28,960                      926,720
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (a)(l)                                                                   932,840                    2,005,606
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 11,874,941
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 9.8%
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                                                  213,520                 $  2,799,247
-----------------------------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., "A" (a)                                                                    145,750                    2,970,385
-----------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. (a)                                                                     52,970                    2,076,954
-----------------------------------------------------------------------------------------------------------------------------------
Seagate Technology LLC                                                                          68,450                    1,763,272
-----------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp. (a)                                                                      126,850                    2,602,962
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 12,212,820
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd. (a)(l)                                                                     75,010                 $  1,936,758
-----------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc. (a)(l)                                                            154,190                      823,375
-----------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                44,800                      624,512
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,384,645
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                  $120,760,925
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.31%, due 12/01/06 (y)                                           $ 1,910,000                 $  1,910,000
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 15.5%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                            19,186,809                 $ 19,186,809
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                    $141,857,734
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (14.2)%                                                                                (17,632,719)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                  $124,225,015
-----------------------------------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TECHNOLOGY FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 11/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $134,537,104
                                                                  ============
Gross unrealized appreciation                                     $ 11,712,177
Gross unrealized depreciation                                       (4,391,547)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $  7,320,630
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) VALUE FUND

11/30/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2006

ISSUER                                                                                      SHARES/PAR                    VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 7.2%
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                        3,752,390               $  339,403,675
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                       2,878,430                  192,653,320
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                    2,064,710                  133,235,736
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  665,292,731
-----------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                   5,020,179               $   96,372,420
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Hanesbrands, Inc. (a)(l)                                                                       287,481               $    7,011,662
-----------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                              1,243,530                  123,047,294
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  130,058,956
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                         493,770               $   40,158,314
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                                        1,854,081               $   69,546,578
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                              1,053,280                   34,810,904
-----------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                2,441,750                   32,401,587
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  136,759,069
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.6%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                       420,360               $   44,869,226
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (l)                                                                1,357,120                  264,366,976
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                 902,040                   66,453,287
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                       1,979,150                   79,621,204
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                      686,820                   60,048,673
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  515,359,366
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                          3,327,280               $  112,129,336
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                             1,611,150               $   64,462,111
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co. (a)                                                                        1,050,430                   20,935,070
-----------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc. (l)                                                                     1,820,660                  117,068,438
-----------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                    624,690                  109,911,236
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  312,376,855
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                             4,698,690               $   89,416,071
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                            863,700               $   34,081,602
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp. (l)                                                                              5,950,030               $  170,706,361
-----------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                           924,380                   57,819,969
-----------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. (a)                                                                        991,500                   31,926,300
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  260,452,630
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp. (a)(l)                                                         1,531,160               $   16,429,347
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A" (l)                                                                388,460               $   35,520,782
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                      617,660                   40,197,313
-----------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                            825,080                   59,702,789
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  135,420,884
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                           423,700               $   13,778,724
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                  3,335,880                   71,221,038
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   84,999,762
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                   970,590               $   67,873,359
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                           1,297,550                   95,201,243
-----------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc. (l)                                                                        859,120                   60,593,734
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  223,668,336
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 9.2%
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                1,057,404               $   76,471,457
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                               2,537,380                  170,765,674
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                            3,084,210                  236,898,170
-----------------------------------------------------------------------------------------------------------------------------------
Hess Corp. (l)                                                                               2,094,500                  105,290,515
-----------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC, ADR                                                                     651,300                   46,261,839
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                              3,031,550                  216,634,563
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  852,322,218
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Kellogg Co. (l)                                                                              2,105,430               $  104,808,305
-----------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                     211,778                   74,770,131
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                  895,626                   55,501,943
-----------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., "A"                                                                       1,171,210                   18,610,527
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  253,690,906
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                    1,534,300               $   44,141,811
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc. (l)                                                                              565,690               $   12,332,042
-----------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                      1,242,120                   41,114,172
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   53,446,214
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                            2,231,350               $   93,917,521
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                       350,700               $   17,212,356
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. (a)(l)                                                                       1,069,610                   80,937,389
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   98,149,745
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 8.9%
-----------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc. (l)                                                                                390,870               $   17,253,002
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                               4,836,240                  307,004,515
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                  1,081,560                   55,981,546
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                2,821,380                   92,541,264
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                        980,995                   84,130,131
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                4,552,870                  267,390,055
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  824,300,513
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                 1,209,460               $   32,353,055
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                  2,468,116               $  236,939,136
-----------------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                    276,730                   10,823,401
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                      370,240                   17,475,328
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  265,237,865
-----------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 9.1%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                        7,656,055               $  412,278,562
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                   3,428,280                  121,841,071
-----------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                           1,705,360                  120,551,898
-----------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                         2,335,960                  190,731,134
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  845,402,665
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.                                                                              504,100               $   23,843,930
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                      1,714,910               $   46,096,781
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                    445,250               $   34,395,563
-----------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.6%
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                         1,499,930               $   88,075,890
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                              5,735,850                  284,440,801
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                   2,888,110                  164,708,913
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                    650,000                   43,654,000
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                       2,004,617                  120,551,419
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  701,431,023
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.8%
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                          1,031,230               $   48,117,192
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                              1,352,540                   72,482,619
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                            3,869,460                  255,036,109
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                            2,836,440                  126,249,944
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                        2,700,830                  130,396,072
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  632,281,936
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
New York Times Co., "A" (l)                                                                    945,850               $   22,832,819
-----------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                           1,457,130               $  109,517,891
-----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                       1,298,490                   63,950,633
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  173,468,524
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                 994,388               $   68,751,986
-----------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc. (l)                                                                              938,670                   58,573,008
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  127,324,994
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                          33,573,473               $   88,772,790
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Embarq Corp. (l)                                                                               881,159               $   45,335,631
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                          6,882,490                  134,277,380
-----------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                                322,130                   15,505,469
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                 1,448,480                   50,609,891
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  245,728,371
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.9%
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                           4,314,830               $  363,351,834
-----------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Con-way, Inc.                                                                                  135,350               $    6,242,342
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.9%
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                     2,054,000               $  165,839,960
-----------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                  659,360                   60,212,755
-----------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc. (l)                                                                          2,068,770                  110,265,441
-----------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                      860,080                   31,263,908
-----------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                          298,720                   20,079,958
-----------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                    1,162,610                   66,722,188
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  454,384,210
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $9,136,093,309
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                           132,651,326               $  132,651,326
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.2% (y)
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5.31%, due 12/01/06                                                 $ 62,099,000               $   62,099,000
-----------------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 5.26%, due 12/08/06 (t)                                                  369,000                      368,622
-----------------------------------------------------------------------------------------------------------------------------------
Regency Markets No.1 LLC, 5.26%, due 12/07/06 (t)                                           28,000,000                   27,975,453
-----------------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC, 5.26%, due 1/09/07 (t)                                                  1,216,000                    1,209,071
-----------------------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.255%, due 12/19/06 (t)                                              17,014,000                   16,969,296
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                       $  108,621,442
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                  $9,377,366,077
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.2)%                                                                                (108,135,603)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $9,269,230,474
-----------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VALUE FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 11/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $7,037,573,681
                                                                ==============
Gross unrealized appreciation                                   $2,429,473,065
Gross unrealized depreciation                                      (89,680,669)
                                                                --------------
      Net unrealized appreciation (depreciation)                $2,339,792,396
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) CASH RESERVE FUND

11/30/06
Quarterly portfolio holdings

M F S(R)
INVESTMENT MANAGEMENT


MFS Cash Reserve Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2006

ISSUER                                                                                     SHARES/PAR        VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 13.0%
-----------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 13.0%
-----------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, NY, 5.31%, due 1/22/07                                                 $   642,000      $    642,000
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse, NY, 5.31%, due 2/28/07                                                      14,408,000        14,408,000
-----------------------------------------------------------------------------------------------------------------------
Fortis Bank, NY, 5.32%, due 12/12/06                                                       16,141,000        16,141,000
-----------------------------------------------------------------------------------------------------------------------
UBS AG, Stamford, CT Branch, 5.355%, due 3/06/07                                           15,933,000        15,933,000
-----------------------------------------------------------------------------------------------------------------------
  TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                                               $ 47,124,000
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 84.3% (y)
-----------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 4.1%
-----------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.26%, due 12/20/06 - 1/04/07 (t)                                   $14,864,000      $ 14,805,998
-----------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 2.5%
-----------------------------------------------------------------------------------------------------------------------
Gannett Co., 5.26%, due 12/08/06 (t)                                                      $ 8,814,000      $  8,804,985
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 61.1%
-----------------------------------------------------------------------------------------------------------------------
Barton Capital LLC, 5.27%, due 1/09/07 - 1/11/07 (t)                                      $14,372,000      $ 14,287,815
-----------------------------------------------------------------------------------------------------------------------
Bryant Park Funding LLC, 5.26%, due 1/05/07 (t)                                             1,000,000           994,886
-----------------------------------------------------------------------------------------------------------------------
Bryant Park Funding LLC, 5.25%, due 1/18/07 (t)                                            13,981,000        13,883,133
-----------------------------------------------------------------------------------------------------------------------
CAFCO LLC, 5.27%, due 1/08/07 (t)                                                           8,807,000         8,758,009
-----------------------------------------------------------------------------------------------------------------------
CAFCO LLC, 5.25%, due 2/06/07 (t)                                                           5,753,000         5,696,788
-----------------------------------------------------------------------------------------------------------------------
CRC Funding LLC, 5.25%, due 12/08/06 (t)                                                      558,000           557,430
-----------------------------------------------------------------------------------------------------------------------
CRC Funding LLC, 5.27%, due 1/04/07 - 1/12/07 (t)                                          10,212,000        10,160,925
-----------------------------------------------------------------------------------------------------------------------
Ciesco LLC, 5.26%, due 12/06/06 (t)                                                         4,116,000         4,112,993
-----------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 5.27%, due 1/12/07 (t)                                 6,400,000         6,360,651
-----------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust, 5.265%, due 12/08/06                                                     14,708,000        14,692,943
-----------------------------------------------------------------------------------------------------------------------
Fairway Finance Corp., 5.265%, due 1/12/07 (t)                                              2,000,000         1,987,715
-----------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC, 5.25%, due 2/14/07 (t)                                14,600,000        14,440,313
-----------------------------------------------------------------------------------------------------------------------
Govco Inc., 5.25%, due 1/18/07 - 2/20/07 (t)                                               12,200,000        12,089,575
-----------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Co. LLC, 5.25%, due 1/25/07 (t)                                     15,100,000        14,978,885
-----------------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp., 5.23%, due 12/29/06 (t)                                           9,476,000         9,437,454
-----------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 5.255%, due 12/08/06 (t)                                                643,000           642,343
-----------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 5.27%, due 1/03/07 (t)                                                2,270,000         2,259,034
-----------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 5.26%, due 1/04/07 - 1/12/07 (t)                                     11,631,000        11,565,035
-----------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC, 5.25%, due 12/08/06 (t)                                             7,500,000         7,492,344
-----------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC, 5.26%, due 1/04/07 (t)                                              7,397,000         7,360,253
-----------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC, 5.25%, due 1/16/07 (t)                                                 9,941,000         9,874,312
-----------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 5.25%, due 1/22/07 (t)                                        14,278,000        14,169,725
-----------------------------------------------------------------------------------------------------------------------
Swedbank, 5.23%, due 1/08/07                                                               10,437,000        10,379,382
-----------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 5.26%, due 12/20/06 (t)                                            8,539,000         8,515,295
-----------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 5.27%, due 1/12/07 (t)                                             5,845,000         5,809,063
-----------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 5.24%, due 12/29/06 (t)                                             4,613,000         4,594,199
-----------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 5.26%, due 1/04/07 (t)                                              5,635,000         5,607,007
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $220,707,507
-----------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 5.27%, due 1/17/07 (t)                                        $   425,000      $    422,076
-----------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 8.6%
-----------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.25%, due 12/27/06                                     $16,584,000      $ 16,521,119
-----------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, 5.25%, due 12/06/06 - 12/19/06                                  4,211,000         4,203,190
-----------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, 5.245%, due 1/16/07                                             3,548,000         3,524,222
-----------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, 5.26%, due 1/30/07                                              6,726,000         6,667,035
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 30,915,566
-----------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.9%
-----------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.245%, due 1/16/07                                              $15,463,000      $ 15,359,368
-----------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 5.24%, due 12/15/06 (t)                                                     2,877,000         2,871,137
-----------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 5.25%, due 12/15/06 (t)                                                     5,441,000         5,429,891
-----------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., 5.23%, due 2/28/07                                             5,000,000         4,935,351
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 28,595,747
-----------------------------------------------------------------------------------------------------------------------
  TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                      $304,251,879
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.8%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.31%, dated 11/30/06, due 12/01/06, total to be received $10,168,500
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account), at Cost                                   $10,167,000      $ 10,167,000
-----------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                           $361,542,879
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                                        (450,874)
-----------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                      $361,092,005
-----------------------------------------------------------------------------------------------------------------------

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the
    Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The cost of investment for federal income tax purposes is $361,542,879.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: January 18, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: January 18, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 18, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.